Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Palmer Square Funds Trust
Entity Central Index Key	0002014487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000252104
Shareholder Report [Line Items]
Fund Name	Palmer Square CLO Senior Debt ETF
Trading Symbol	PSQA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palmer Square CLO Senior Debt ETF ("Fund") for the period of September 11, 2024 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs. You can also request this information by contacting us at (855) 513-9988.
Material Fund Change Notice [Text Block]	The Fund did not have any material changes that occurred since the beginning of the reporting period.
Additional Information Phone Number	(855) 513-9988
Additional Information Website	https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
PSQA	$16	0.20%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full year.
Footnote†	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.20%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full year.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Summary of Results

The investment objective of the Palmer Square CLO Senior Debt ETF (“PSQA”) is to seek to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Senior Debt Index.

For the period ended on June 30, 2025, the Palmer Square CLO Senior Debt ETF returned 4.96% (net of fees) (NAV). While the Palmer Square CLO Senior Debt Index, PSQA’s benchmark, returned 4.87%, and the broad based Bloomberg Aggregate Bond Index returned 0.45% over the same time period.

Top Performance Contributors

The positive absolute performance since inception was driven by current income from floating rate securities with exposure to high base rates. PSQA invests primarily in Collateralized Loan Obligations ("CLO") Debt (specifically CLO AAA and CLO AA holdings). Short duration CLO AAA current yields are generally 5.25-5.75%, which appear very high and compelling compared to historical rates and have been benefiting from elevated rates.

Top Performance Detractors

Each of PSQA’s sector allocations provided a positive contribution to performance.

Current Positioning

The Fund closed the fiscal year with an 82% allocation to AAA CLO Debt and an 18% allocation to AA CLO Debt. The size of the CLO market continues to grow in the U.S. and has surpassed $1 trillion and $1.4 trillion globally, which is now the largest credit sector within securitized products. Demand continued in 2025 with $96.8B in new issues (-4% Year-over-Year) and $159B in Refinancings/Resets. Based on this backdrop, the management team is confident they can continue to manage the Fund to correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Senior Debt Index.

Line Graph [Table Text Block]
	Palmer Square CLO Senior Debt ETF	Palmer Square CLO Senior Debt Index	Bloomberg U.S. Aggregate Bond Index
9/24	$10,000	$10,000	$10,000
9/24	$10,060	$10,033	$9,962
10/24	$10,130	$10,092	$9,715
11/24	$10,165	$10,151	$9,818
12/24	$10,211	$10,198	$9,657
1/25	$10,276	$10,275	$9,708
2/25	$10,332	$10,309	$9,922
3/25	$10,434	$10,329	$9,926
4/25	$10,347	$10,358	$9,964
5/25	$10,460	$10,436	$9,893
6/25	$10,496	$10,487	$10,045

Average Annual Return [Table Text Block]
Fund/Index Name	Since Inception (9/11/24)
Palmer Square CLO Senior Debt ETF	4.96%
Palmer Square CLO Senior Debt Index	4.87%
Bloomberg U.S. Aggregate Bond Index	0.45%

Performance Inception Date	Sep. 11, 2024
AssetsNet	$ 35,438,723
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 39,279
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$35,438,723
Investment advisory fees paid	$39,279
Total Number of Portfolio Holdings	50
Portfolio Turnover Rate	68%

Holdings [Text Block]

Ratings Summary* (% of Total Investments)

AAA	80.0%
AA	20.0%

* Credit quality ratings reflect the middle rating received from Moody’s, Standard & Poor's and Fitch, where all three agencies have provided a rating. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that rating is used. Ratings are measured on a scale that ranges from AAA (highest) to D (lowest).

Largest Holdings [Text Block]

Top 10 Issuers (% of net assets)

Bain Capital Credit CLO Ltd.	10.4%
CIFC Funding Ltd.	9.5%
Neuberger Berman Loan Advisers CLO Ltd.	6.8%
Dryden CLO Ltd.	5.7%
Dryden Senior Loan Fund	4.2%
Thompson Park CLO Ltd.	4.2%
Palmer Square CLO Ltd.	3.9%
Madison Park Funding Ltd.	3.5%
CarVal CLO VII-C Ltd.	2.8%
Apidos CLO XVIII-R	2.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
C000249932
Shareholder Report [Line Items]
Fund Name	Palmer Square Credit Opportunities ETF
Trading Symbol	PSQO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palmer Square Credit Opportunities ETF ("Fund") for the period of September 11, 2024 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs. You can also request this information by contacting us at (855) 513-9988.
Material Fund Change Notice [Text Block]	The Fund did not have any material changes that occurred since the beginning of the reporting period.
Additional Information Phone Number	(855) 513-9988
Additional Information Website	https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
PSQO	$40	0.50%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full year.
Footnote†	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through June 30, 2025. Expenses would be higher if the Fund had been in operation for the full year.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Summary of Results

The investment objective of the Palmer Square Credit Opportunities ETF (“PSQO”) is to seek a high level of current income. PSQO also seeks long-term capital appreciation as a secondary objective. In seeking to achieve that investment objective, the Investment Team employs a flexible mandate that will be allocated across a diverse mix of relative value credit opportunities within CLOs, corporate credit, asset-backed securities, and bank loans.

For the period ended on June 30, 2025, the Palmer Square Credit Opportunities ETF returned 5.77% (net of fees) (NAV). While the Bloomberg 1-3 Year U.S. Corporate Index, PSQO’s benchmark, returned 3.65%, and the broad based Bloomberg Aggregate Bond Index returned 0.45% over the same time period.

Top Performance Contributors

The positive absolute performance since inception was driven mostly by current income from floating rate securities with exposure to high base rates. Collateralized Loan Obligations ("CLO") Debt (specifically CLO AAA and CLO BBB holdings) provided the greatest positive contribution. The Fund’s corporate bonds exposure, both investment grade and high yield ("HY"), provided the second greatest positive contribution. U.S. Treasury, Asset-Backed Securities and Bank Loans holdings also provided positive contributions.

Top Performance Detractors

Each of PSQO’s sector allocations provided a positive contribution to performance.

Current Positioning

The Fund closed the fiscal year conservatively positioned. CLO debt remains the largest allocation and exposure in the capital stack is primarily split between AAA and BBB, with the remainder in BB. Investment Grade Corporate Debt is the second largest allocation and is concentrated in 2- and 3-year bonds. High yield ("HY") Corporate Debt is the next largest allocation and is likely to remain at or near current levels with a focus on idiosyncratic total return opportunities. ABS, Bank Loans and Treasury are the smallest allocations. In ABS, we continue to like prime consumer borrowers while subprime consumers continue to struggle with higher inflation. Finally, the Fund maintained our constructive stance on higher quality U.S. bank loans and expect to keep allocations near current levels in the near term.

Line Graph [Table Text Block]
	Palmer Square Credit Opportunities ETF	Bloomberg U.S. Corporate 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
9/24	$10,000	$10,000	$10,000
9/24	$10,085	$10,032	$9,962
10/24	$10,095	$9,985	$9,715
11/24	$10,160	$10,032	$9,818
12/24	$10,216	$10,052	$9,657
1/25	$10,318	$10,102	$9,708
2/25	$10,363	$10,172	$9,922
3/25	$10,385	$10,215	$9,926
4/25	$10,390	$10,273	$9,964
5/25	$10,518	$10,290	$9,893
6/25	$10,577	$10,366	$10,045

Average Annual Return [Table Text Block]
Fund/Index Name	Since Inception (9/11/24)
Palmer Square Credit Opportunities ETF	5.77%
Bloomberg U.S. Corporate 1-3 Year Index	3.65%
Bloomberg U.S. Aggregate Bond Index	0.45%

Performance Inception Date	Sep. 11, 2024
AssetsNet	$ 75,812,978
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 140,290
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$75,812,978
Investment advisory fees paid	$140,290
Total Number of Portfolio Holdings	282
Portfolio Turnover Rate	100%

Holdings [Text Block]

Investment Type (% of net assets)

Collateralized Loan Obligations	52.3%
Corporate Bonds	24.7%
Asset-Backed Securities	10.0%
Bank Loans	8.2%
U.S. Government and Agency Securities	1.8%
Commercial Mortgage-Backed Securities	0.3%
Short term Investment	14.2%

Largest Holdings [Text Block]

Top 10 Issuers (% of net assets)

Elmwood CLO Ltd.	8.3%
Golub Capital Partners Static Ltd.	4.3%
Neuberger Berman Loan Advisers CLO Ltd.	3.6%
Rad CLO Ltd.	3.0%
OCP CLO Ltd.	2.7%
Oaktree CLO Ltd.	2.6%
Shackleton CLO Ltd.	2.2%
Dryden Senior Loan Fund	1.8%
U.S. Treasury Notes	1.8%
Empower CLO Ltd.	1.7%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.